Other Current Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
23. Other Current Liabilities
Accrued charges	$ 147	$ 154
Accrued interest on long-term debt	77	93
Pension and post-retirement liabilities (note 19)	22	31
Sales and other taxes payable	13	9
Income taxes payable	1	6
Other	73	135
Other current liabilities, Total	$ 333	$ 428